Fee income from financial services, net - Disclosure of disaggregation of revenue from contracts with customers (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 2,031,266	S/ 1,842,035	S/ 1,184,479
Peru
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,931,303	1,720,865	1,046,471
Panama
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 99,963	S/ 121,170	S/ 138,008